CURRENT ASSETS - Additional Information (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term proceeds receivable associated with a property disposal			$ 11,805
Accounts receivable			11,805
Property at 120 moon acres road
Disclosure of detailed information about borrowings [line items]
Long-term proceeds receivable associated with a property disposal	$ 11,700	$ 9.0	11,800	$ 8.7
Accounts receivable	$ 11,700	$ 9.0	$ 11,800	$ 8.7